1775 I Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304 Direct
+1 202 261 3333 Fax

May 2, 2007

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Series Trust (the “Registrant”)
SEC File Nos. 033-10438 and 811-04919
Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated May 1, 2007 included in the Amendment, as filed electronically via EDGAR with the Commission on April 9, 2007.

If you have any questions or comments, please contact the undersigned at 202-261-3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

U.S. Austin Boston Charlotte Harrisburg Hartford New York Newport Beach Palo Alto Philadelphia Princeton San Francisco Washington DC EUROPE Brussels London Luxembourg Munich Paris